CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Assets acquired, excluding cash and cash equivalents		¥ 2,132,740
Debt assumed		1,784,621
Assets sold, excluding cash and cash equivalents	1,488,853
Debt assumed by the purchaser	1,166,556
Assets excluding cash and cash equivalents increased			275,464
Liabilities increased			¥ 289,757